Organization and Principal Activities	12 Months Ended
Aug. 31, 2021
Accounting Policies [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Bright Scholar Education Holdings Limited (the “Company”) was incorporated under the laws of Cayman Islands on December 16, 2016. The Company, its subsidiaries, schools, its variable interest entities (the “VIE”s) and its VIEs’ subsidiaries and schools (collectively referred to as the “Group”) are principally engaged in the provision of full spectrum private fundamental education, including for-profit and not-for-profit kindergarten, primary, middle, high school and international schools in the People’s Republic of China (the “PRC”), complementary education services, operation services for domestic schools, and education programs and services including independent schools and colleges in United Kingdom (the “UK”), the United States ( the “US”) and Canada.

On May 14, 2021, the General Office of the State Council of the People’s Republic of China (the “PRC State Council”) announced the Implementation Rules, which became effective on September 1, 2021. Under the Implementation Rules, social organizations and individuals are prohibited from controlling a private school that provides compulsory education by means of, among others, merger, acquisition, and contractual arrangements, and a private school providing compulsory education is prohibited from conducting transactions with its related party. Compulsory education in this context means the nine years of curriculum education mandated by the PRC, consisting of six years of primary education at primary school and three years of secondary education at middle school. Moreover, all Company’s international schools provide partial or complete compulsory education services in the PRC. Pursuant to the Implementation Rules, (1) foreign-invested enterprises established in China and social organizations whose actual controllers are foreign parties shall not sponsor, participate in or actually control private schools that provide compulsory education, (2) social organizations or individuals shall not control any private school that provides compulsory education or any non-profit private school that provides pre-school education by means of merger, acquisition, contractual arrangements, etc., and (3) private schools providing compulsory education shall not conduct any transaction with any related party.

Under the Implementation Rules, private schools providing compulsory education is prohibited from being controlled through contractual arrangement and conducting transactions with its related parties and hence, significantly affects the enforceability of the exclusive management services and business cooperation agreements with the schools providing compulsory education, including the Company’s primary schools, middle schools and international schools. In addition, the Company’s high schools provide high school education services in conjunction with compulsory education under the same school entities, as such, they are also affected by the Implementation Rules.

Furthermore, taking into account Guangdong Country Garden Education Investment Management Co., Ltd. (“BGY Education Investment”) acts as a special purpose vehicle established as a holding company to hold interest in the Affected Entities and is engaged in investment in compulsory education and not-for-profit kindergartens education as the school sponsor or the holding company thereof, the contractual arrangements with BGY Education Investment are more likely than not violating the Implementation Rules, and accordingly, the Company is subject to significant risks of uncertainties of the validity and enforcement of the contractual arrangements between the Company's wholly owned subsidiary (the “WFOE”) Zhuhai Hengqin Bright Scholar Management Consulting Co. Ltd. (“Zhuhai Bright Scholar”), BGY Education Investment, its subsidiaries and private schools that provides compulsory education and non-for-profit kindergartens.

As a result of the effectiveness of the Implementation Rules, the Company would no longer be able to use its power under the contractual arrangements as disclosed in Note 2(b) to direct the relevant activities that would most significantly affect the economic performance of those schools and hence, has lost control on August 31, 2021 over the private schools providing compulsory education, not-for-profit kindergartens and other enterprises within China, including BGY Education Investment, that are affected by the Implementation Rules. All such entities are collectively named as “Affected Entities”. The Company assessed the implications of Implementation Rules and concluded that, based on all relevant facts and circumstances, the ability of the Group to use its power under the contractual arrangements with BGY Education Investment to direct the relevant activities that would most significantly affect the economic performance of the Affected Entities had ceased on August 31, 2021 immediately before the Implementation Rules became effective. Accordingly, the carrying amount related to the net assets of the Affected Entities were deconsolidated from the consolidated financial statements of the Group as of August 31, 2021.

In addition, after August 31, 2021, the remaining businesses of the Group are mainly engaged in the provision of operation services for domestic schools, including catering and procurement services, for-profit kindergarten education programs and services, complementary education services, and overseas education programs and services. The schools under the VIE entities are eight for-profit kindergartens as of August 31, 2021.

As of August 31, 2021, details of the material Company’s subsidiaries, schools, its VIEs and the VIE’s major subsidiaries and schools of the continuing operations were as follows:

Name	Place of establishment	Date of establishment	Equity interest attributed to the Group as of August 31, 2021	Principal activities
Major wholly owned subsidiaries:
Impetus Investment Limited (“Impetus”)	Cayman	April 1, 2014	100%	Investment holding
Zhuhai Hengqin Bright Scholar Management Consulting Co. Ltd (“Zhuhai Bright Scholar”)	PRC	January 24, 2017	100%	Management consulting service
Time Education China Holdings Limited	Hong Kong	August 16, 2013	100%	Investment holding
Bright Scholar (Enlightenment) Investment Holdings Limited	Cayman	December 27, 2017	100%	Investment holding
Time Elan Education Technology Co., Ltd.	PRC	December 6, 2013	100%	Complementary education services
Can-achieve (Beijing) Education Consulting Co., Ltd.	PRC	May 14, 2008	100%	Complementary education services
Guangdong Bright Scholar Education Technology Co., Ltd.	PRC	September 26, 2017	100%	Complementary education services
Guangdong Zhixing Weilai Logistics Management Co., Ltd.	PRC	October 24, 2018	100%	Complementary education services
Bright Scholar (UK) Holdings Limited	UK	July 31, 2018	100%	Investment holding
CATS Colleges Holdings Limited	UK	March 13, 2019	100%	Investment holding
Cambridge Arts and Science Limited	UK	October 23, 1997	100%	Overseas School
CATS Canterbury Limited	UK	August 29, 2007	100%	Overseas School
CATS College London Limited	UK	November 17, 2010	100%	Overseas School
CATS Academy Boston Inc.	US	July 5, 2012	100%	Overseas School
VIEs of the Company:
Foshan Meiliang Education Technology Co., Ltd.	PRC	August 13, 2021	100%	Investment holding
Foshan Zhiliang Education Technology Co., Ltd.	PRC	August 13, 2021	100%	Investment holding
Beijing Boteng Education Consulting Co., Ltd.	PRC	June 1, 2021	100%	Investment holding
Foshan Shangtai Education Technology Co., Ltd.	PRC	August 13, 2021	100%	Investment holding
Foshan Renliang Education Technology Co., Ltd.	PRC	August 12, 2021	100%	Investment holding
Foshan Yongliang Education Technology Co., Ltd.	PRC	August 13, 2021	100%	Investment holding
Major subsidiaries and schools of the VIEs:
Foshan Shunde Guilanshan Kindergarten	PRC	November 2, 2018	100%	Kindergarten education services
Chengdu Pidu Bright Scholar Kindergarten	PRC	March 27, 2020	75%	Kindergarten education services
Foshan Shunde Shengbo Culture and Arts Training Co., Ltd.	PRC	July 16, 2015	100%	Complementary education services
Chengdu Laizhe Education and Technology (Guangzhou) Co., Ltd.	PRC	February 6, 2018	80%	Complementary education services
Shanghai Huodai Business Information Consulting Co., Ltd.	PRC	December 14, 2017	51%	Complementary education services